Mortgage and Other Indebtedness (Tables)	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Schedule of mortgage and other indebtedness
Mortgage and other indebtedness consisted of the following:

	December 31, 2012		December 31, 2011
	Amount	Weighted Average Interest Rate (1)	Amount	Weighted Average Interest Rate (1)
Fixed-rate debt:
Non-recourse loans on operating properties (2)	$3,776,245	5.43%	$3,637,979	5.55%
Recourse term loans on operating properties	—	—%	77,112	5.89%
Financing method obligation (3)	18,264		18,264
Total fixed-rate debt	3,794,509	5.43%	3,733,355	5.54%
Variable-rate debt:
Non-recourse term loans on operating properties	123,875	3.36%	168,750	3.03%
Recourse term loans on operating properties	97,682	1.78%	124,439	2.29%
Construction loans	15,366	2.96%	25,921	3.25%
Unsecured lines of credit (4)	475,626	2.07%	—	—%
Secured lines of credit	10,625	2.46%	27,300	3.03%
Unsecured term loans	228,000	1.82%	409,590	1.67%
Total variable-rate debt	951,174	2.20%	756,000	2.18%
Total	$4,745,683	4.79%	$4,489,355	4.99%

(1)	Weighted-average interest rate includes the effect of debt premiums (discounts), but excludes amortization of deferred financing costs.

(2)
The Company had four interest rate swaps on notional amounts totaling $113,885 as of December 31, 2012 and $117,700 as of December 31, 2011 related to its variable-rate loans on operating Properties to effectively fix the interest rates on the respective loans.  Therefore, these amounts are reflected in fixed-rate debt at December 31, 2012 and 2011.

(3)
This amount represents the noncontrolling partner's equity contribution related to Pearland Town Center that is accounted for as a financing due to certain terms of the CBL/T-C joint venture agreement. See Note 5 for further information.

(4)	The Company converted two of its credit facilities from secured facilities to unsecured facilities in November 2012.

Schedule of covenant compliance
The following presents the Company's compliance with key unsecured debt covenant compliance ratios as of December 31, 2012:

Ratio	Required	Actual
Debt to total asset value	< 60%	52.6%
Ratio of unencumbered asset value to unsecured indebtedness	> 1.60x	3.13x
Ratio of unencumbered NOI to unsecured interest expense	> 1.75x	11.41x
Ratio of EBITDA to fixed charges (debt service)	> 1.50x	2.00x

Schedule of principal repayments
As of December 31, 2012, the scheduled principal amortization and balloon payments of the Company’s consolidated debt, excluding extensions available at the Company’s option, on all mortgage and other indebtedness, including construction loans and lines of credit, are as follows:

2013	$503,171
2014	714,874
2015	559,012
2016	779,514
2017	552,682
Thereafter	1,623,600
4,732,853
Net unamortized premiums	12,830
$4,745,683

Schedule of interest rate derivatives designated as cash flow hedges of interest rate risk
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$123,875
Interest Rate Swaps	4	$113,885

Schedule of pay fixed/receive variable swap
The following tables provide further information relating to the Company’s interest rate derivatives that were designated as cash flow hedges of interest rate risk as of December 31, 2012 and 2011:

Instrument Type	Location in Consolidated Balance Sheet	Notional Amount	Designated Benchmark Interest Rate	Strike Rate	Fair Value at 12/31/12	Fair Value at 12/31/11	Maturity Date
Cap	Intangible lease assets and other assets	$ 123,875 (amortizing to $122,375)	3-month LIBOR	5.000%	$—	$—	Jan 2014

Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 55,057 (amortizing to $48,337)	1-month LIBOR	2.149%	$(2,775)	$(2,674)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 34,469 (amortizing to $30,276)	1-month LIBOR	2.187%	(1,776)	(1,725)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 12,887 (amortizing to $11,313)	1-month LIBOR	2.142%	(647)	(622)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 11,472 (amortizing to $10,083)	1-month LIBOR	2.236%	(607)	(596)	Apr 2016
					$(5,805)	$(5,617)

Schedule of gain (loss) recognized in other comprehensive income (loss)

Hedging Instrument	Gain (Loss) Recognized in OCI/L (Effective Portion)			Location of Losses Reclassified from AOCI/L into Earnings (Effective Portion)	Loss Recognized in Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	Gain Recognized in Earnings (Ineffective Portion)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate contracts	$(207)	$(5,521)	$2,742	Interest Expense	$(2,267)	$(1,904)	$(2,883)	Interest Expense	$—	$—	$23